Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 5,018,129		¥ 5,570,563		$ 727,560
Short-term deposits	5,300,000		2,860,000		768,428
Total current assets	11,724,547		9,410,860		1,699,900
Long-term deposits	2,600,000		7,200,000		376,965
Long-term investments	893,988		820,006		129,616
Other non-current assets	162,499		83,930		23,560
Total assets	15,829,587		18,111,238		2,295,075
Accounts payable	617,022		726,207		89,460
Deferred revenue	484,775		539,967		70,286
Total current liabilities	4,738,247		2,515,765		686,982
Other non-current liabilities	105,410		128,095		15,283
Total liabilities	4,898,949		7,525,641		$ 710,281
Net income	1,484,283		(2,913,708)	¥ 2,103,484
Net cash provided by operating activities	1,226,891	$ 177,882	1,559,198	3,080,889
Net cash (used in) provided by investing activities	1,715,845	$ 248,774	2,550,342	(748,466)
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,108,248		2,474,974
Short-term deposits	850,000		550,000
Other current assets	654,109		590,022
Total current assets	3,612,357		3,614,996
Long-term deposits	0		750,000
Long-term investments	380,187		404,524
Other non-current assets	291,841		241,500
Total assets	4,284,385		5,011,020
Accounts payable	509,042		635,635
Deferred revenue	469,076		519,237
Other current liabilities	451,793		399,686
Total current liabilities	1,429,911		1,554,558
Other non-current liabilities	34,059		63,095
Total liabilities	1,463,970		1,617,653
Net revenues	12,152,997		14,336,539	14,902,691
Net income	4,593,510		5,674,607	6,734,471
Net cash provided by operating activities	4,445,523		5,748,529	6,906,938
Net cash (used in) provided by investing activities	¥ 451,928		¥ 254,093	¥ (757,949)